Cover	Aug. 10, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2026
Entity File Number	1-2360
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORPORATION
Entity Central Index Key	0000051143
Entity Tax Identification Number	13-0871985
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	One New Orchard Road
Entity Address, City or Town	Armonk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10504
City Area Code	914
Local Phone Number	499-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	NYSE
Common Stock [Member] | NYSE Texas [Member]
Document Information [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	NYSE
Notes 0. 300 Percent Due 2026 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	0.300% Notes due 2026
Trading Symbol	IBM 26B
Security Exchange Name	NYSE
Notes 1. 250 Percent Due 2027 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2027
Trading Symbol	IBM 27B
Security Exchange Name	NYSE
Notes 3. 375 Percent Due 2027 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2027
Trading Symbol	IBM 27F
Security Exchange Name	NYSE
Notes 0. 300 Percent Due 2028 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	0.300% Notes due 2028
Trading Symbol	IBM 28B
Security Exchange Name	NYSE
Notes 1. 750 Percent Due 2028 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2028
Trading Symbol	IBM 28A
Security Exchange Name	NYSE
Notes 1. 500 Percent Due 2029 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	IBM 29
Security Exchange Name	NYSE
Notes 0. 875 Percent Due 2030 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2030
Trading Symbol	IBM 30A
Security Exchange Name	NYSE
Notes 2. 900 Percent Due 2030 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	2.900% Notes due 2030
Trading Symbol	IBM 30C
Security Exchange Name	NYSE
Notes 1. 750 Percent Due 2031 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2031
Trading Symbol	IBM 31
Security Exchange Name	NYSE
Notes 3. 000 Percent Due 2031 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	3.000% Notes due 2031
Trading Symbol	IBM 31A
Security Exchange Name	NYSE
Notes 3. 625 Percent Due 2031 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	3.625% Notes due 2031
Trading Symbol	IBM 31B
Security Exchange Name	NYSE
Notes 0. 650 Percent Due 2032 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	0.650% Notes due 2032
Trading Symbol	IBM 32A
Security Exchange Name	NYSE
Notes 3. 150 Percent Due 2033 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	3.150% Notes due 2033
Trading Symbol	IBM 33A
Security Exchange Name	NYSE
Notes 3. 450 Percent Due 2034 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	3.450% Notes due 2034
Trading Symbol	IBM 34A
Security Exchange Name	NYSE
Notes 1. 250 Percent Due 2034 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2034
Trading Symbol	IBM 34
Security Exchange Name	NYSE
Notes 3. 750 Percent Due 2035 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	3.750% Notes due 2035
Trading Symbol	IBM 35
Security Exchange Name	NYSE
Notes 3. 450 Percent Due 2037 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	3.450% Notes due 2037
Trading Symbol	IBM 37
Security Exchange Name	NYSE
Notes 3. 850 Percent Due 2038 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	3.850% Notes due 2038
Trading Symbol	IBM 38B
Security Exchange Name	NYSE
Notes 4. 875 Percent Due 2038 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2038
Trading Symbol	IBM 38
Security Exchange Name	NYSE
Notes 1. 200 Percent Die 2040 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2040
Trading Symbol	IBM 40
Security Exchange Name	NYSE
Notes 4. 000 Percent Due 2043 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	4.000% Notes due 2043
Trading Symbol	IBM 43
Security Exchange Name	NYSE
Notes 3. 800 Percent Due 2045 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	3.800% Notes due 2045
Trading Symbol	IBM 45A
Security Exchange Name	NYSE
Floating Rate Notesdue 2028 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2028
Trading Symbol	IBM 28E
Security Exchange Name	NYSE
Debentures 6. 22 Percent Due 2027 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	6.22% Debentures due 2027
Trading Symbol	IBM 27
Security Exchange Name	NYSE
Debentures 6. 50 Percent Due 2028 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	6.50% Debentures due 2028
Trading Symbol	IBM 28
Security Exchange Name	NYSE
Debentures 5. 875 Percent Due 2032 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	5.875% Debentures due 2032
Trading Symbol	IBM 32D
Security Exchange Name	NYSE
Debentures 7. 00 Percent Due 2045 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	7.00% Debentures due 2045
Trading Symbol	IBM 45
Security Exchange Name	NYSE
Debentures 7. 125 Percent Due 2096 [Member] | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	7.125% Debentures due 2096
Trading Symbol	IBM 96
Security Exchange Name	NYSE